Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization [Abstract]
Organization

1. Organization

Description of Business and Liquidity

On January 15, 2014, a wholly-owned subsidiary of Ekso Bionics Holdings, Inc. (formerly known as PN Med Group Inc.), Ekso Acquisition Corp, merged with and into Ekso Bionics, Inc. Ekso Bionics, Inc. was the surviving corporation and became a wholly-owned subsidiary of Ekso Bionics Holdings, Inc. As a result of this transaction, Ekso Bionics Holdings, Inc. discontinued its pre-merger operations, acquired the business of Ekso Bionics, inc. and will continue the operations of Ekso Bionics, Inc. as a publicly traded company. See Note 3, The Merger, Offering and Other Related Matters. Ekso Bionics, Inc. was incorporated in January 2005 in the State of Delaware.

We are currently headquartered in Richmond, California. We are a leading developer and manufacturer of human bionic exoskeletons and were founded after the University of California at Berkeley's Robotics and Human Engineering Laboratory had a breakthrough in demonstrating human exoskeletons that are more energy efficient than previously thought possible.

We pioneered the field of human exoskeletons to augment human strength, endurance and mobility. We design, develop and sell wearable robots, or "human exoskeletons," that have applications in medical, military, industrial, and consumer markets. Our exoskeleton systems are strapped over the user's clothing, enabling individuals with neurological conditions affecting gait (e.g., spinal cord injury or stroke) to walk again; permitting soldiers to carry heavy loads for long distances while mitigating lower back, knee, and ankle injuries; and allowing industrial workers to perform heavy duty work for extended periods.

We also have a collaborative partnership with Lockheed Martin Corporation to develop products for military applications.

Ekso Labs is the engineering services division of the Company and is primarily focused on technology development and future applications. In essence it is an exoskeleton laboratory that continually integrates emerging technologies into new product applications and expands on it for our partners. Ekso Labs develops intellectual property through research grants from government organizations, including the Department of Defense.

Liquidity

Largely, as a result of significant research and development activities to create our advanced technology, we have incurred significant operating losses and negative cash flows from operations. As of March 31, 2014, we had an accumulated deficit of $119.8 million and a stockholders' deficit of $74.5 million.

We believe that our cash resources as of March 31, 2014 are sufficient to implement our business plan, support operations, fund research and development and meet our obligations through at least the middle of 2015. We plan to raise additional capital to finance our operations beyond the middle of 2015. There can be no assurance that financing will be available when required in sufficient amounts, on acceptable terms or at all. In the event that the necessary additional financing is not obtained, we may have to reduce our discretionary overhead costs substantially, including general and administrative, sales and marketing, and research and development or otherwise curtail operations.

Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and pursuant to the rules and regulations of the United States Securities and Exchange Commission (the "SEC") for the presentation of interim financial information. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed, or omitted, pursuant to such rules and regulations. The condensed consolidated balance sheet at December 31, 2013 and the condensed consolidated statement of stockholders' deficit for the year ended December 31, 2013 have been derived from the audited consolidated financial statements at that date but do not include all disclosures required for the annual financial statements and should be read in conjunction with our audited consolidated financial statements and notes thereto included as part of our Current Report on Form 8-K/A filed with the SEC on March 31, 2014 .

In management's opinion, the condensed consolidated financial statements reflect all adjustments (including reclassifications and normal recurring adjustments) necessary to present fairly the financial position at March 31, 2014, and results of operations and cash flows for all periods presented. The interim results presented are not necessarily indicative of results that can be expected for a full year. The condensed consolidated financial statements included the accounts of the Company and our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

1. Organization

Description of Business

Ekso Bionics, Inc. (the "Company") was incorporated in January 2005 in the State of Delaware and is currently headquartered in Richmond, California. The Company, a leading developer and manufacturer of human bionic exoskeletons, was founded after the University of California at Berkeley's Robotics and Human Engineering Laboratory had a breakthrough in demonstrating human exoskeletons that are more energy efficient than previously thought possible.

Ekso Bionics pioneered the field of human exoskeletons to augment human strength, endurance and mobility. Ekso Bionics designs, develops and sells wearable robots, or "human exoskeletons," that have applications in medical, military, industrial, and consumer markets. The Company's exoskeleton systems are strapped over the user's clothing, enabling individuals with neurological conditions affecting gait (e.g., spinal cord injury or stroke) to walk again; permitting soldiers to carry heavy loads for long distances while mitigating lower back, knee, and ankle injuries; and allowing industrial workers to perform heavy duty work for extended periods.

Ekso Bionics' current medical device, or exoskeleton - the Ekso GTTM, or "Ekso," is used by hospitals on patients with lower extremity weakness or paralysis. Our products have been listed with the U.S. Food and Drug Administration ("FDA") and have received a CE Mark (indicating compliance with European Union legislation). We have sold over 50 devices to rehabilitation centers and individual users for rehabilitation since February 2012. Ekso Bionics also has a collaborative partnership with Lockheed Martin Corporation ("Lockheed") to develop products for military applications.

A wholly-owned UK subsidiary serves as the Company's sales and marketing agent for Ekso products in Europe.

Subsequent to December 31, 2013, the Company entered into a merger agreement with PN Medical Group Inc. See Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc.

Liquidity

The Company has incurred significant operating losses and negative cash flows from operations. At December 31, 2013, the Company had an accumulated deficit of $38,031,619, a working capital deficit of $8,851,717 and a stockholders' deficit of $36,372,708.

Management believes that the Company's cash resources as of December 31, 2013, along with the proceeds received in connection with the PPO discussed in Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc., received in January and February 2014, are sufficient to implement its business plan, support operations, fund research and development and meet its obligations through at least the middle of 2015. The Company plans to raise additional capital to finance its operations beyond the middle of 2015. There can be no assurance that financing will be available when required in sufficient amounts, on acceptable terms or at all. In the event that the necessary additional financing is not obtained, the Company may have to reduce its discretionary overhead costs substantially, including research and development, general and administrative and sales and marketing expenses or otherwise curtail operations.